Offerings	Dec. 04, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 862,500,230
Fee Rate	0.01531%
Amount of Registration Fee	$ 132,049
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-277640),
filed on March 4, 2024.

(2)
Includes 2,445,652 shares of the registrant’s common stock, $0.0001 par value per share (the “Common Stock”), that the underwriters have an option to purchase and 2,173,917 shares of Common Stock that are issuable upon the exercise of pre-funded
warrants referenced below.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-277640),
filed on March 4, 2024.

(3)
Represents the sum of the
pre-funded
warrants sales price of $45.9999 per
pre-funded
warrant and the exercise price of $0.0001 per share of Common Stock issuable pursuant to the pre-funded
warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the Common Stock underlying the pre-funded
warrants.